Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		$ 50,319,318	$ 57,903,207
Syndicated Loans [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[1]	March 2027
Interest Rate	[1]	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%
Total short-term borrowings	[1]	$ 42,318,277	52,241,749
Resona Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[2]	March 2027
Interest Rate	[2]	3.40% - 4.05
Total short-term borrowings	[2]	$ 1,120,872	1,331,000
Best Life Technology [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[3]	August 2026
Interest Rate	[3]	5.6
Total short-term borrowings	[3]	$ 2,749,430	2,750,743
Loan from HSBC [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[4]	April 2026 - June 2026
Interest Rate	[4]	HIBOR#+2%
Total short-term borrowings	[4]	$ 4,130,739	$ 1,579,715

[1]	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. Subsequently, the Company made multiple loan extensions with the banks and extended the loans with a maturity date of March 31, 2027. The interest rate remained at TIBOR (1M)+1.20%. As of March 31, 2026, the total outstanding balance of this loan was approximately ¥6.73 billion (approximately $42.3 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.
[2]	The loan is guaranteed by Mr. Kanayama. The Company made multiple loan extensions with the bank and extended the loan with a new maturity date of March 31, 2027.
[3]	The Company made a loan extension with the borrower and extended the loan with a new maturity date of August 4, 2026.
[4]	On September 25, 2024 and April 14, 2025, the Company entered into two bank facilities with credit lines of HK$10.0 million (approximately $1.3 million) and HK$18.0 million (approximately $2.3 million), respectively. Subsequently, on January 19, 2026, the credit line of the facility dated September 25, 2024 was increased to HK$15.0 million (approximately $1.9 million). The aggregate credit line amounted to HK$33.0 million (approximately $4.2 million) as of March 31, 2026. The interest rate was HIBOR+2%, and each maximum financing period for each drawing shall not exceed 90 days. As of March 31, 2026, the Company borrowed an aggregate of HK$32.4 million (approximately $4.1 million) under the facilities. As of the date of this report, the Company has repaid approximately $4.1 million and borrowed additional $3.4 million under the facilities. The bank facilities are guaranteed by Mr. Kanayama and the legal representative of TLS.